Net interest income (Detail) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Net Interest Income [Line Items]
Interest income from loans and deposits	$ 8,403	$ 9,089	$ 6,143	$ 17,492	$ 10,250
Interest income from securities financing transactions measured at amortized cost	1,136	1,217	1,004	2,354	1,769
Interest income from other financial instruments measured at amortized cost	328	347	282	675	540
Interest income from debt instruments measured at fair value through other comprehensive income	26	27	26	54	48
Interest income from derivative instruments designated as cash flow hedges	(574)	(602)	(457)	(1,175)	(833)
Total interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	9,320	10,078	6,998	19,399	11,775
Interest expense on loans and deposits	5,074	5,439	3,024	10,513	5,018
Interest expense on securities financing transactions measured at amortized cost	541	495	616	1,035	981
Interest expense on debt issued	3,655	3,740	2,205	7,395	3,635
Interest expense on lease liabilities	49	50	35	99	61
Total interest expense from financial instruments measured at amortized cost	9,319	9,724	5,880	19,042	9,695
Total net interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	2	355	1,117	357	2,080
Net interest income from financial instruments measured at fair value through profit or loss and other	1,533	1,585	589	3,118	1,015
Total net interest income	$ 1,535	$ 1,940	$ 1,707	$ 3,475	$ 3,095